Annual Total Returns (Vanguard Equity Income Fund - Investor Shares Retail) (Vanguard Equity Income Fund, Vanguard Equity Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Annual Total Return
2014	11.29%
2013	30.07%
2012	13.49%
2011	10.60%
2010	14.88%
2009	17.10%
2008	(30.95%)
2007	4.86%
2006	20.62%
2005	4.37%